Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 89,547,000.00
Total Fee Amount	12,366.44
Total Offset Amount	0.00
Net Fee	$ 12,366.44
Offering Table N/A
Offset Table N/A	N/A